Shareholder Report, Average Annual Return (Details)	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		13 Months Ended	15 Months Ended	24 Months Ended	46 Months Ended	50 Months Ended	52 Months Ended	60 Months Ended	61 Months Ended	86 Months Ended	108 Months Ended	116 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000165025
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Janus Henderson Small/Mid Cap Growth Alpha ETF
C000165024
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Janus Henderson Small Cap Growth Alpha ETF
C000173876
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Janus Henderson Short Duration Income ETF
C000204446
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Janus Henderson Mortgage-Backed Securities ETF
C000222294
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Janus Henderson AAA CLO ETF
C000227173
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Janus Henderson U.S. Real Estate ETF
C000230327
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Janus Henderson Corporate Bond ETF
C000232781
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Janus Henderson B-BBB CLO ETF
C000246278
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Janus Henderson Securitized Income ETF
C000251866
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Janus Henderson Emerging Markets Debt Hard Currency ETF
C000253667
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Janus Henderson Mid Cap Growth Alpha ETF
C000255137
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Janus Henderson Income ETF
C000256831
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Janus Henderson Transformational Growth ETF
Without Sales Load [Member] | C000165025
Average Annual Return [Line Items]
Average Annual Return, Percent					17.58%							10.42%				13.90%
Without Sales Load [Member] | C000165024
Average Annual Return [Line Items]
Average Annual Return, Percent					17.80%							9.98%				12.69%
Without Sales Load [Member] | C000173876
Average Annual Return [Line Items]
Average Annual Return, Percent					5.64%							3.37%			3.07%
Without Sales Load [Member] | C000204446
Average Annual Return [Line Items]
Average Annual Return, Percent					7.56%							0.61%		2.30%
Without Sales Load [Member] | C000222294
Average Annual Return [Line Items]
Average Annual Return, Percent					5.54%							4.64%	4.51%
Without Sales Load [Member] | C000227173
Average Annual Return [Line Items]
Average Annual Return, Percent					(0.76%)						1.64%
Without Sales Load [Member] | C000230327
Average Annual Return [Line Items]
Average Annual Return, Percent					6.73%					0.04%
Without Sales Load [Member] | C000232781
Average Annual Return [Line Items]
Average Annual Return, Percent					5.58%				6.23%
Without Sales Load [Member] | C000246278
Average Annual Return [Line Items]
Average Annual Return, Percent					6.50%			8.17%
Without Sales Load [Member] | C000251866
Average Annual Return [Line Items]
Average Annual Return, Percent					12.90%		12.64%
Without Sales Load [Member] | C000253667
Average Annual Return [Line Items]
Average Annual Return, Percent					15.01%	17.25%
Without Sales Load [Member] | C000255137
Average Annual Return [Line Items]
Average Annual Return, Percent				7.46%
Without Sales Load [Member] | C000256831
Average Annual Return [Line Items]
Average Annual Return, Percent			13.70%
Without Sales Load [Member] | C000262100
Average Annual Return [Line Items]
Average Annual Return, Percent		1.26%
Without Sales Load [Member] | C000263100
Average Annual Return [Line Items]
Average Annual Return, Percent	14.34%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					20.81%							16.74%				15.55%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					20.81%							16.74%				15.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					6.16%							(0.24%)			1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					6.16%							(0.24%)		2.09%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					6.16%							(0.24%)	(0.32%)
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					20.81%						11.80%
Bloomberg U.S. Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent					6.62%					(0.10%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					6.16%				0.19%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					6.16%			6.98%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent					5.69%		3.77%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					20.81%	19.95%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				6.56%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			14.38%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		2.96%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.93%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent					18.81%							8.94%				11.77%
Russell 2500™ Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2500™ Growth Index
Average Annual Return, Percent					15.78%							8.05%				12.57%
Janus Henderson Small/Mid Cap Growth Alpha Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Janus Henderson Small/Mid Cap Growth Alpha Index
Average Annual Return, Percent					13.83%							9.96%				13.79%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent					18.81%							8.94%				11.77%
Janus Henderson Small Cap Growth Alpha Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Janus Henderson Small Cap Growth Alpha Index
Average Annual Return, Percent					10.06%							8.72%				12.08%
ICE BofA U.S. 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent					4.34%							3.04%			2.33%
FTSE 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					FTSE 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent					4.53%							3.17%			2.39%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Average Annual Return, Percent					7.32%							0.04%		1.66%
J.P. Morgan CLOIE AAA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					J.P. Morgan CLOIE AAA Index
Average Annual Return, Percent					5.64%							4.75%	4.67%
FTSE Nareit Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					FTSE Nareit Equity REITs Index
Average Annual Return, Percent					(0.68%)						2.56%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					6.16%					(0.35%)
JP Morgan CLO BBB Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					JP Morgan CLO BBB Index
Average Annual Return, Percent					7.50%				8.18%
ICE BofA U.S. ABS & CMBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. ABS & CMBS Index
Average Annual Return, Percent					6.34%			7.48%
JPM EMBI Global Core Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					JPM EMBI Global Core Index
Average Annual Return, Percent					12.37%		11.37%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell Midcap Growth Index
Average Annual Return, Percent					19.59%	21.45%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent			18.99%
ICE BofA U.S. Fixed & Floating Rate Asset Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.56%
50% MSCI AC World IT/50% MSCI AC World Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.77%